OTHER RECEIVABLES, NET - Summary of Other receivables, net (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Current Portion
Other receivable - current portion	¥ 6,939,676	$ 1,074,610	¥ 6,350,802
Third Party [Member]
Current Portion
Business advances to officers and staffs (A)	957,277	148,235	1,141,829
Deposits for projects	1,982,987	307,066	1,381,081
VAT recoverable	3,562,295	551,622	3,746,435
Others	1,469,949	227,621	1,614,133
Other Receivables	7,972,508	1,234,544	7,883,478
Less: Long term portion (B)	(114,679)	(17,758)	(3,640)
Allowance for credit losses	(918,153)	(142,176)	(1,529,036)	$ (236,772)	¥ (1,461,724)
Other receivable - current portion	¥ 6,939,676	$ 1,074,610	¥ 6,350,802